SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
(the "Fund")

Supplement Dated May 10, 2017
to the Prospectus dated September 30, 2016, as amended on December 15, 2016, March 29,
2017 and April 12, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Brown Advisory LLC and Ivy Investment Management Company is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Fund," the text relating to Brown Advisory LLC and Ivy Investment Management Company is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1099 (5/17)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
(the "Fund")

Supplement Dated May 10, 2017
to the Statement of Additional Information ("SAI") dated September 30, 2016, as amended on December 15, 2016, March 29, 2017 and April 12, 2017

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

On the cover page of the SAI, the references to "Brown Advisory LLC" and "Ivy Investment Management Company" are hereby deleted.

In addition, under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Brown Advisory LLC and Ivy Investment Management Company is hereby deleted.

In addition, under the same section, under the heading titled "Portfolio Management," the text relating to "Brown Advisory" and "Ivy Management" is hereby deleted.

In addition, any other references to "Brown Advisory LLC" or "Ivy Investment Management Company" are hereby deleted, as the context so requires.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1100 (5/17)